Junior Subordinated Debentures Held by Trusts that Issued Capital Debt	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Junior Subordinated Debentures Held by Trusts that Issued Capital Debt

13. JUNIOR SUBORDINATED DEBENTURES HELD BY TRUSTS THAT ISSUED CAPITAL DEBT

The Company has established Issuer Trusts that have issued guaranteed preferred beneficial interests in the Company’s junior subordinated debentures. These Issuer Trusts are variable interest entities under FASB ASC 810-10, Consolidation (“FASB ASC 810-10”).

In accordance with FASB ASC 810-10, all the Issuer Trusts outstanding at December 31, 2016 and 2015 are deconsolidated. The junior subordinated debentures issued by the Company to the Issuer Trusts at December 31, 2016 and 2015 of $92.8 million are reflected as junior subordinated debentures in the Company’s consolidated statements of financial condition. The Company records interest expense on the corresponding debentures in its consolidated statements of operations. The Company also recorded the common capital securities of $2.8 million issued by the Issuer Trusts in other assets in its consolidated statements of financial condition at December 31, 2016 and 2015.

The following is a summary of the outstanding capital securities issued by each Issuer Trust and the junior subordinated debentures issued by the Company to each Issuer Trust as of December 31, 2016.

SUMMARY OF CAPITAL SECURITIES AND JUNIOR SUBORDINATED DEBENTURES

December 31, 2016	Capital Securities			Junior Subordinated Debentures
Issuer Trust	Issuance Date	Stated Value	Distribution Rate	Principal Amount	Maturity	Redeemable Beginning
Sun Capital Trust V	December 18, 2003	$15,000	3-mo LIBOR plus 2.80%	$15,464	December 30, 2033	December 30, 2008
Sun Capital Trust VI	December 19, 2003	25,000	3-mo LIBOR plus 2.80%	25,774	January 23, 2034	January 23, 2009
Sun Statutory Trust VII	January 17, 2006	30,000	3-mo LIBOR plus 1.35%	30,928	March 15, 2036	March 15, 2011
Sun Capital Trust VII	April 19, 2007	10,000	3-mo LIBOR plus 1.53%	10,310	June 30, 2037	June 30, 2012
Sun Capital Trust VIII	July 5, 2007	10,000	3-mo LIBOR plus 1.39%	10,310	October 1, 2037	October 1, 2012
		$90,000		$92,786

As of December 31, 2016, each of the capital securities is eligible for redemption. The Company maintains the right to call these securities in the future on the respective payment anniversary dates.

13. JUNIOR SUBORDINATED DEBENTURES HELD BY TRUSTS THAT ISSUED CAPITAL DEBT (Continued)

The Company’s capital securities are deconsolidated in accordance with GAAP and qualify as Tier 1 capital under federal regulatory guidelines. These instruments are subject to a 25% capital limitation under risk-based capital guidelines developed by the FRB. Under FRB rules, restricted core capital elements, which are qualifying trust preferred securities, qualifying cumulative perpetual preferred stock (and related surplus) and certain minority interests in consolidated subsidiaries, are limited in the aggregate to no more than 25% of a bank holding company’s core capital elements (including restricted core capital elements), net of goodwill less any associated deferred tax liability. However, under the Dodd-Frank Act, bank holding companies are prohibited from including in their Tier 1 capital hybrid debt and equity securities, including trust preferred securities, issued on or after May 19, 2010. Any such instruments issued before May 19, 2010 by a bank holding company, such as the Company, with total consolidated assets of less than $15 billion as of December 31, 2009, may continue to be included as Tier 1 capital (subject to the 25% limitation). The portion that exceeds the 25% capital limitation qualifies as Tier 2, or supplementary capital of the Company. See Note 20 for additional information on capital limitations.

The Issuer Trusts are wholly owned unconsolidated subsidiaries of the Company and have no independent operations. The obligations of Issuer Trusts are fully and unconditionally guaranteed by the Company. The debentures are unsecured and rank subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. Interest on the debentures is cumulative and payable in arrears. Proceeds from any redemption of debentures would cause a mandatory redemption of capital securities having an aggregate liquidation amount equal to the principal amount of debentures redeemed.

The interest rates on the junior subordinated debentures reset on a quarterly basis and interest payments are made on a quarterly basis. The three-month LIBOR rate at December 31, 2016 was 1.00%. The Company maintains sufficient cash to fund junior subordinated debenture interest obligations. Cash balances at the Company totaled $27.0 million at December 31, 2016. Should a dividend from the Bank be necessary to fund the junior subordinated debenture interest obligations of the holding company, prior approval by the OCC would be required. See Note 20 for additional information on dividend limitations.